Significant Accounting Policies - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) LicenseAgreement Segment	Dec. 31, 2016 USD ($)
Summary Of Significant Accounting Policy [Line Items]
Change in value of short-term investments		$ 0
Impairment loss for long-lived assets		$ 0	$ 0
Number of deliverable license agreements | LicenseAgreement		2
License component, description		The license component has standalone value (and therefore is accounted for separately from the supply services) since Allergan can use the license for its intended purposes without the Company’s supply services. The four conditions of ASC 605 were met as of December 31, 2017 and 2016: (1) persuasive evidence of an arrangement exists since the Company and Allergan engaged with a binding agreement; (2) delivery has occurred or services have been rendered since all documents and data Allergan has requested relating to the Company’s know-how were provided before December 31, 2016 and Allergan can use the license for its intended purposes without the supply services (except for immaterial support services); (3) the fee is fixed or determinable, as indicated in the license agreement; and (4) collectability is reasonably assured.
Upfront fee allocated to license component		$ 17,500,000
Increase (decrease) in research and development expenses			175,000
Accrued provision for uncertain tax positions		$ 0	0
Number of operating segments | Segment		1
General and Administrative Expenses
Summary Of Significant Accounting Policy [Line Items]
IPO costs		$ 0	1,700,000
Allergan
Summary Of Significant Accounting Policy [Line Items]
Consideration received for license and future supply services			17,500,000
Milestone payment for licensing agreement	$ 7,500,000
Increase (decrease) in research and development expenses			$ (126,000)